SCHEDULE OF CRYPTO ASSETS HELD AT FAIR VALUE (Details)		Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($) Segment
Crypto Asset, Holding [Line Items]
Number of units | Segment		573,290
Cost basis		$ 570,759
Fair value		$ 571,762
Crypto Asset USDT [Member]
Crypto Asset, Holding [Line Items]
Number of units | Segment		571,907
Cost basis		$ 570,275
Fair value		$ 571,278
Crypto Asset, Other [Member]
Crypto Asset, Holding [Line Items]
Number of units | Segment	[1]	1,383
Cost basis	[1]	$ 484
Fair value		484	[1]
Crypto Asset Others [Member]
Crypto Asset, Holding [Line Items]
Fair value	[1]	$ 484

[1]	Includes various other crypto currency asset balances, none of which individually represented more than 5% of total crypto currency assets as of December 31, 2024 and 2025.